Income tax - Movement of the valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Movement of the valuation allowance
Balance at the beginning of the year	¥ 77,372	¥ 77,440
Addition (reversal) during the year	1,363	(38)
Reduction as a result of expiry of net operating loss carried forward	(3,885)	(30)
Balance at the end of the year	¥ 74,850	¥ 77,372